Other Payables And Accruals	12 Months Ended
Jun. 30, 2011
Other Payables and Accruals [Abstract]
Other Payables And Accruals
12.	Other payables and accruals

Other payables and accruals consisted of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US$
Other payables for acquisition of LNS	20,573,668	—	—
Other payables for acquisition of Wentai Education	—	1,697,611	262,646
Other payables to ex-shareholders of LNS and Wentai Education	—	6,075,692	940,000
Accrued social welfare payments	8,248,213	2,399,976	371,312
Accrued salaries	4,932,436	2,661,785	411,818
Accrued bonus	4,589,417	—	—
VAT payable	2,635,680	389,991	60,337
Accrued consultation fee	2,027,825	734,352	113,615
Accrued professional fee for the disposal of ELP business	—	6,819,730	1,055,114
Accrued advertising expenses	1,854,492	—	—
Accrued audit fee	1,828,623	1,102,608	170,590
Other payables to freight charges	1,297,127	82,752	12,803
Receipts in advance	1,060,300	6,515,763	1,008,086
Accrued expenses	983,554	699,903	108,285
Deposits for franchise	628,320	634,940	98,235
Others	4,360,081	4,421,714	684,106

	55,019,736	34,236,817	5,296,947